Debt - Narrative (Details)		6 Months Ended
	May 22, 2020 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt
Debt issuance costs		$ 25,000,000	$ 25,000,000
Letters of credit		76,000,000
Letter of Credit
Debt
Unsecured debt		42,000,000
Term Loan Facility due August 2024
Debt
Fair value of debt instruments		359,000,000	358,000,000
Aggregate principal amount		$ 375,000,000
Maturity term (years)		7 years
Amortization of line of credit facility as a percentage of principal amount		1.00%
Term Loan Facility due August 2024 | Federal funds rate
Debt
Interest rate basis as a percentage		0.50%
Term Loan Facility due August 2024 | LIBOR
Debt
Interest rate basis as a percentage		1.00%
Senior Secured Notes due July 2025
Debt
Fair value of debt instruments		$ 252,000,000	247,000,000
Aggregate principal amount	$ 225,000,000
Redemption price as a percentage	98.00%
Stated interest rate as a percentage	9.50%
Senior Secured Notes due July 2025 | Occurrence Certain Change of Control Events
Debt
Redemption price as a percentage	101.00%
Senior Unsecured Notes due July 2025
Debt
Fair value of debt instruments		$ 371,000,000	354,000,000
Stated interest rate as a percentage		5.75%
Senior Unsecured Notes due July 2025 | Occurrence Certain Change of Control Events
Debt
Redemption price as a percentage		101.00%
ABL facility
Debt
Maturity term (years)		5 years
Maximum borrowing capacity commitment		$ 350,000,000
Minimum fixed charge coverage ratio		1
Letters of credit		$ 34,000,000
ABL facility | LIBOR | Minimum
Debt
Interest rate basis as a percentage		1.50%
ABL facility | LIBOR | Maximum
Debt
Interest rate basis as a percentage		2.00%
ABL facility | Line of Credit
Debt
Aggregate principal outstanding		$ 0	$ 0
Senior Credit Facilities
Debt
Aggregate principal amount		$ 725,000,000